Transamerica International Focus

SCHEDULE OF INVESTMENTS

At January 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS - 96.5%
Australia - 5.1%
Computershare Ltd.	1,346,655	$ 22,680,164
National Australia Bank Ltd.	1,364,479	30,788,280

		53,468,444

Austria - 1.3%
Erste Group Bank AG	355,534	13,490,429

China - 7.1%
Airtac International Group	424,144	14,505,371
ANTA Sports Products Ltd.	1,200,500	18,209,911
Ganfeng Lithium Group Co. Ltd., H Shares (A) (B)	1,800,400	16,443,380
Zijin Mining Group Co. Ltd., H Shares	14,880,000	24,612,275

		73,770,937

Denmark - 2.7%
Novo Nordisk AS, Class B	205,853	28,487,949

Finland - 1.9%
Neste OYJ	407,641	19,486,168

France - 12.2%
LVMH Moet Hennessy Louis Vuitton SE	29,466	25,723,099
Sanofi	343,512	33,638,215
TotalEnergies SE	580,427	35,882,436
Vinci SA	287,515	32,486,189

		127,729,939

Germany - 3.9%
Bayerische Motoren Werke AG	183,587	18,701,023
Merck KGaA	106,481	22,225,586

		40,926,609

Ireland - 5.4%
ICON PLC (C)	95,055	21,930,139
Kingspan Group PLC	296,975	19,100,256
Smurfit Kappa Group PLC	369,316	15,505,559

		56,535,954

Israel - 3.7%
Bank Leumi Le-Israel BM	2,124,439	18,774,478
Nice Ltd., ADR (B) (C)	97,324	20,187,917

		38,962,395

Italy - 1.0%
Interpump Group SpA (B)	202,169	10,543,092

Japan - 14.6%
Asahi Group Holdings Ltd.	313,200	10,342,566
ITOCHU Corp.	1,223,000	39,529,583
Lasertec Corp. (B)	80,400	15,221,561
Open House Group Co. Ltd.	419,900	15,884,929
Pan Pacific International Holdings Corp.	1,462,500	27,046,193
Taiyo Yuden Co. Ltd.	548,700	18,636,878
Tokyo Electron Ltd.	72,200	25,235,644

		151,897,354

Netherlands - 2.7%
Wolters Kluwer NV	260,818	28,435,166

	Shares	Value
COMMON STOCKS (continued)
Norway - 5.3%
DNB Bank ASA	1,240,354	$ 23,194,082
Equinor ASA	1,064,747	32,449,913

		55,643,995

Republic of Korea - 1.4%
Samsung Electronics Co. Ltd.	296,932	14,790,251

Singapore - 2.8%
DBS Group Holdings Ltd.	1,072,900	29,372,001

Sweden - 2.4%
Epiroc AB, Class A	365,313	7,107,806
Epiroc AB, Class B	1,051,489	17,530,925

		24,638,731

Switzerland - 5.8%
Lonza Group AG	35,759	20,398,412
Roche Holding AG	78,076	24,373,014
Swiss Life Holding AG	26,080	15,435,387

		60,206,813

Taiwan - 3.6%
E Ink Holdings, Inc.	2,258,000	13,102,663
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	264,334	24,511,692

		37,614,355

United Kingdom - 13.6%
Ashtead Group PLC	162,186	10,682,993
Beazley PLC	1,435,117	11,810,148
British American Tobacco PLC	622,182	23,850,598
Compass Group PLC	899,353	21,483,747
Diageo PLC	565,704	24,736,013
Legal & General Group PLC	8,348,944	26,273,613
Rio Tinto PLC, ADR (B)	292,855	23,238,044

		142,075,156

Total Common Stocks (Cost $837,050,639)		1,008,075,738

OTHER INVESTMENT COMPANY - 0.6%
Securities Lending Collateral - 0.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.30% (D)	6,108,432	6,108,432

Total Other Investment Company (Cost $6,108,432)		6,108,432

	Principal	Value
REPURCHASE AGREEMENT - 1.5%
Fixed Income Clearing Corp., 1.80% (D), dated 01/31/2023, to be repurchased at $15,883,991 on 02/01/2023. Collateralized by a U.S. Government Obligation, 1.75%, due 07/31/2024, and with a value of $16,200,953.	$ 15,883,197	15,883,197

Total Repurchase Agreement (Cost $15,883,197)		15,883,197

Total Investments (Cost $859,042,268)		1,030,067,367
Net Other Assets (Liabilities) - 1.4%		14,286,502

Net Assets - 100.0%		$ 1,044,353,869

Transamerica Funds	Page 1

Transamerica International Focus

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	11.2%	$115,619,270
Pharmaceuticals	10.6	108,724,764
Oil, Gas & Consumable Fuels	8.5	87,818,517
Semiconductors & Semiconductor Equipment	6.3	64,968,897
Metals & Mining	6.2	64,293,699
Insurance	5.2	53,519,148
Machinery	4.8	49,687,194
Textiles, Apparel & Luxury Goods	4.3	43,933,010
Life Sciences Tools & Services	4.1	42,328,551
Trading Companies & Distributors	3.8	39,529,583
Beverages	3.4	35,078,579
Construction & Engineering	3.2	32,486,189
Electronic Equipment, Instruments & Components	3.1	31,739,541
Professional Services	2.8	28,435,166
Multiline Retail	2.6	27,046,193
Tobacco	2.3	23,850,598
IT Services	2.2	22,680,164
Hotels, Restaurants & Leisure	2.1	21,483,747
Software	2.0	20,187,917
Building Products	1.9	19,100,256
Automobiles	1.8	18,701,023
Household Durables	1.6	15,884,929
Containers & Packaging	1.5	15,505,559
Technology Hardware, Storage & Peripherals	1.4	14,790,251
Commercial Services & Supplies	1.0	10,682,993

Investments	97.9	1,008,075,738
Short-Term Investments	2.1	21,991,629

Total Investments	100.0%	$1,030,067,367

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$89,867,792	$918,207,946	$—	$1,008,075,738
Other Investment Company	6,108,432	—	—	6,108,432
Repurchase Agreement	—	15,883,197	—	15,883,197

Total Investments	$95,976,224	$934,091,143	$—	$1,030,067,367

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2023, the value of the 144A security is $16,443,380, representing 1.6% of the Fund’s net assets.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $59,602,131, collateralized by cash collateral of $6,108,432 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $55,238,032. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Non-income producing securities.
(D)	Rates disclosed reflect the yields at January 31, 2023.
(E)	There were no transfers in or out of Level 3 during the period ended January 31, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

Transamerica Funds	Page 2

Transamerica International Focus

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica International Focus (the “Fund”) is a series of the Transamerica Funds.

Effective September 8, 2022, TAM has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 3